Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,421,858.16
Previously Paid Amount	0.00
Total Fee Amount	2,682.16
Total Offset Amount	0.00
Net Fee	$ 2,682.16
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A